Commitments, Significant Contracts and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Long-term Purchase Commitment [Table Text Block]
Party	Monthly Commitment	Expiry Date
C.A.B Financial Services (1) (2)	$12,000	November 30, 2018
Docherty Management Ltd. (1) (2)	CAD $15,000	March 1, 2019
M&E Services Ltd. (1)	CAD $8,000	June 1, 2018
Corporate Development(3) (4)	CAD $4,000	Month to Month
Advisory Agreement	CAD $4,000	March 24, 2018
Investor relations and communications – Alex Blanchard Capital(1)	CAD $7,500	December 19, 2017
Research & Development	CAD $3,854	June 19, 2018

Party	Monthly Commitment	Expiry Date
C.A.B Financial Services (1) (2)	$12,000	November 30, 2018
Docherty Management Ltd. (1) (2)	CAD $15,000	March 1, 2018
M&E Services Ltd. (1)	CAD $8,000	June 1, 2018
Corporate Development (3) (4)	CAD $4,000	Month to Month
Advisory Agreement	CAD $4,000	March 24, 2018
Investor relations and communications – Alex Blanchard Capital (1)	CAD $7,500	December 19, 2017
Research & Development	CAD $3,854	June 19, 2018

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Party	Monthly Commitment
C.A.B Financial Services	$10,000
Docherty Management Ltd.	CAD$12,500